CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	$ 3,114,167	$ 3,114,167	$ 2,805,314	$ 2,390,702
Ending Balance	3,734,116	5,514,481	3,114,167	2,805,314
Service concession arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Ending Balance	619,949
Gas and Energy Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	2,176,163	2,176,163	2,118,200	1,734,733
Ending Balance	2,176,163	2,531,277	2,176,163	2,118,200
Infrastructure Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	938,004	938,004	687,114	655,969
Ending Balance	1,557,953	2,983,204	938,004	687,114
Infrastructure Concession Arrangement [Member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Cost | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	4,041,684	4,041,684	3,449,729	2,773,310
Additions		2,045,681	610,909	612,179
Reclassification to PPE		25,840	(14,408)	68,591
Withdrawals / sales		(1,374)	(3,505)	(4,351)
Foreign exchange adjustment		33,993	(1,041)
Cost / Amortization		2,104,140	591,955	676,419
Ending Balance	4,661,633	6,765,773	4,041,684	3,449,729
Cost | Service concession arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Cost | Gas and Energy Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	2,546,056	2,546,056	2,369,931	1,884,476
Additions		428,375	193,489	421,202
Reclassification to PPE		25,840	(14,408)	68,587
Withdrawals / sales		(1,250)	(1,915)	(4,334)
Foreign exchange adjustment		33,993	(1,041)
Cost / Amortization		486,958	176,125	485,455
Ending Balance	2,546,056	3,033,014	2,546,056	2,369,931
Cost | Infrastructure Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	1,495,628	1,495,628	1,079,798	888,834
Additions		1,617,306	417,420	190,977
Reclassification to PPE				4
Withdrawals / sales		(124)	(1,590)	(17)
Cost / Amortization		1,617,182	415,830	190,964
Ending Balance	2,115,577	3,732,759	1,495,628	1,079,798
Cost | Infrastructure Concession Arrangement [Member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Accumulated depreciation, amortisation and impairment | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	(927,517)	(927,517)	(644,415)	(382,608)
Reclassification to PPE		(665)	841	(2,113)
Amortization of the year		(300,210)	(284,489)	(260,667)
Withdrawals / sales			630	973
Withdrawals / sales		(21,083)
Foreign exchange adjustment		(1,817)	(84)
Cost / Amortization		(323,775)	(283,102)	(261,807)
Ending Balance		(1,251,292)	(927,517)	(644,415)
Accumulated depreciation, amortisation and impairment | Gas and Energy Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	(369,893)	(369,893)	(251,731)	(149,743)
Reclassification to PPE		(665)	841	(2,111)
Amortization of the year		(129,509)	(119,549)	(100,850)
Withdrawals / sales		147	630	973
Foreign exchange adjustment		(1,817)	(84)
Cost / Amortization		(131,844)	(118,162)	(101,988)
Ending Balance		(501,737)	(369,893)	(251,731)
Accumulated depreciation, amortisation and impairment | Infrastructure Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	$ (557,624)	(557,624)	(392,684)	(232,865)
Reclassification to PPE				(2)
Amortization of the year		(170,701)	(164,940)	(159,817)
Withdrawals / sales		(21,230)
Cost / Amortization		(191,931)	(164,940)	(159,819)
Ending Balance		$ (749,555)	$ (557,624)	$ (392,684)